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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended DECEMBER 31, 2003

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 28TH day of APRIL, 2004.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 34
Form 13F-HR Information Table Value Total: $1,558,750

ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
31-Dec-03

                     SECURITY                                                                       MARKET VOTING
DATE        QUANTITY  SYMBOL          CUSIP          SECURITY                                       VALUE AUTHORITY
----        --------  ------          -----          --------                                       ----- ---------
12/30/03        30000 AMAT.O          038222105      APPLIED MATERIALS INC                         785750 Sole
9/26/03        256800 ARBA.O          04033V104      ARIBA INC                                     900000 Sole
12/29/03        42800 CSCO.O          17275R102      CISCO SYSTEMS INC                            1214500 Sole
12/8/03         51400 CCU.N           184502102      CLEAR CHANNEL COMM                           2809800 Sole
12/18/03        42800 CY.N            232806109      CYPRESS SEMICONDUCTOR CORP                   1068000 Sole
12/3/03         42800 DCN.N           235811106      DANA CORP                                     917500 Sole
12/29/03       149800 DELL.O          24702R101      DELL INC                                     5943000 Sole
12/30/03       107000 EMC.N           268648102      EMC CORP-MASS                                1615000 Sole
12/15/03        25700 EMR.N           291011104      EMERSON ELECTRIC CO                          1942500 Sole
12/30/03        42800 FDRY.O          35063R100      FOUNDRY NETWORKS INC                         1368000 Sole
12/19/03        17100 HON.N           438516106      HONEYWELL INTERNATIONAL INC.                  668600 Sole
12/30/03        42800 IIP.A           45885A102      INTERNAP NETWORK SERVICES CORP                122500 Sole
12/31/03        21400 MERQ.O          589405109      MERCURY INTERACTIVE CORP                     1216000 Sole
12/29/03        64200 MOT.N           620076109      MOTOROLA INC                                 1055250 Sole
12/31/03        34200 NSM.N           637640103      NATIONAL SEMICONDUCTOR CORP                  1576400 Sole
12/4/03         21400 NTIQ.O          64115P102      NETIQ CORPORATION                             331250 Sole
11/18/03        42800 NET.N           640938106      NETWORKS ASSOCIATES INC                       752000 Sole
12/31/03       149800 RFMD.O          749941100      RF MICRODEVICES INC                          1758750 Sole
12/30/03        85600 SANM.O          800907107      SANMINA CORP                                 1261000 Sole
12/4/03         42800 SHW.N           824348106      SHERWIN WILLIAMS CO                          1737000 Sole
12/30/03       149800 STK.N           862111200      STORAGE TECHNOLOGY CORP NEW                  4506250 Sole
8/10/00        311400 TSCM.O          88368Q103      THE STREET.COM INC                           1282968 Sole
12/2/03        107000 THQI.O          872443403      THQ INC                                      2113750 Sole
12/19/03        38500 TYC.N           902124106      TYCO INTERNATIONAL LTD NEW                   1192500 Sole
12/2/03         77100 UNTD.O          911268100      UNITED ONLINE INC.                           1511100 Sole
12/31/03        42800 WMT.N           931142103      WAL-MART STORES INC                          2652500 Sole
12/29/03        55600 XLNX.O          983919101      XILINX INC                                   2518100 Sole
12/3/03         25700 YELL.O          985577105      YELLOW ROADWAY CORPORATION                   1085100 Sole

                                                                                                 45905068

LONG CALLS
----------
12/8/03          6848 DELL350A04      DLQAG          CALL DELL COMPUTR JAN 035                     280000 Sole
12/10/03         2140 DELL325A04      DLQAZ          CALL DELL INC     JAN 32.5                    443750 Sole
12/16/03          321 ETN105A04       ETNAA          CALL EATON CORP JAN 105                       150000 Sole
12/10/03         2568 EMC125A04       EMCAV          CALL EMC CORP     JAN12.50                    180000 Sole
12/19/03          428 NSCN225A04      QKNAX          CALL NETSCREEN TECHNOLOGIES INC JAN 22.5      125000 Sole
12/10/03         3426 DIS225A04                      CALL WALT DISNEY CO HOLDING CO JAN 22.5       380000 Sole

                                                                                                  1558750